Stock Awards (Detail) - Stock option and restricted stock transactions: (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Balance at January 1, 2011 (in Dollars per share)		$ 0.4193
Exercised			324,740
Balance at December 31		11,424,498
Stock Options [Member] | 2008 Plan Amendment [Member]
2008 Plan Amendment			8,000,000
Balance at December 31			8,000,000
Stock Options [Member]
Balance at January 1, 2011	2,927,986	10,305,071	2,191,821
Balance at January 1, 2011	11,424,498	4,306,900	5,543,893
Balance at January 1, 2011 (in Dollars per share)	$ 0.4357	$ 0.4193	$ 1.5218
Balance at January 1, 2011 (in Dollars per share)	$ 0.4193	$ 1.3978
2008 Plan Amendment		2,927,986	10,305,071
Granted		(9,785,500)	(1,504,635)
Granted		9,724,000	1,153,550
Granted (in Dollars per share)		$ 0.1164	$ 0.6427
Exercised			(324,740)
Exercised (in Dollars per share)			$ 0.3220
Forfeited		1,471,073	1,247,521
Forfeited		(1,471,073)	(1,140,021)
Forfeited (in Dollars per share)	$ 0.0979	$ 0.5925	$ 1.2928
Canceled		937,342	370,364
Canceled	(109,477)	(1,135,329)	(925,782)
Canceled (in Dollars per share)	$ 0.1405	$ 1.3123	$ 1.7061
Balance at December 31		2,927,986	10,305,071
Balance at December 31	10,857,104	11,424,498	4,306,900
Balance at December 31 (in Dollars per share)		$ 0.4193	$ 1.3978
Balance at December 31 (in Dollars per share)		$ 0.4193	$ 1.3978
Restricted Stock [Member]
Balance at January 1, 2011	7,500	5,000	127,500
Balance at January 1, 2011 (in Dollars per share)	$ 0.1400	$ 1.2500	$ 1.6422
Granted		61,500	351,085
Granted (in Dollars per share)		$ 0.1385	$ 0.8497
Vested	(7,500)	(59,000)	(362,944)
Vested (in Dollars per share)	$ 0.1400	$ 0.2325	$ 0.8909
Forfeited			(110,000)
Forfeited (in Dollars per share)			$ 1.6050
Canceled			(641)
Canceled (in Dollars per share)			$ 2.3900
Balance at December 31 (in Dollars per share)		$ 0.1400	$ 1.2500
Balance at December 31		7,500	5,000
Balance at December 31 (in Dollars per share)		$ 0.1400	$ 1.2500